Exceptional items (Tables)	6 Months Ended
Dec. 31, 2018
Exceptional items
Schedule of exceptional items
	Three months ended 31 December		Six months ended 31 December
	2018 £’000	2017 £’000	2018 £’000	2017 £’000
Compensation paid for loss of office	(19,599)	—	(19,599)	—

	(19,599)	—	(19,599)	—